Schedule of mezzanine equity (Details) $ in Thousands	6 Months Ended
Mar. 31, 2024 USD ($)
Mezzanine Equity
Redeemable principal interests, Balance	$ 118,860
Redeemable non-controlling interests, Balance
Redeemable principal interests, Attribution of net loss	(69)
Redeemable non-controlling interests, Attribution of net loss
Redeemable principal interests, Accretion of mezzanine equity	5,558
Redeemable non-controlling interests, Accretion of mezzanine equity
Redeemable principal interests, Foreign exchange impact	1,236
Redeemable non-controlling interests, Foreign exchange impact
Redeemable principal interests, Balance	125,585
Redeemable non-controlling interests, Balance